Other Payables and Accruals	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
20.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2025	2024
	US$	US$
Accruals and other payables	9,279	6,201
Consideration payable on acquisition of subsidiaries	—	3,009
Contract liabilities (note (i))	592	667
Lease liabilities (note (ii))	273	519

	10,144	10,396

Note(s):

(i)	Contract liabilities as of December 31, 2024 included upfront fees received to deliver digital solutions services, upfront fees received to deliver media and entertainment, and hotel operations, hospitality and VIP services. Contract liabilities as of December 31, 2025 included upfront fees received to deliver media and entertainment, and hotel operations, hospitality and VIP services.

(ii)	The weighted average incremental borrowing rate applied to lease liabilities is 2.57% and 2.57%, respectively, for the years ended December 31, 2024 and 2025.